Credit Risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,298	£ 4,352
Proportion of Management adjustments to total impairment allowance	(0.90%)	(50.00%)
Loans and advances | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,338	£ 4,374
Loans and advances | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,700	3,700
Loans and advances | Individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300	300
Loans and advances | Non-modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300	400
Loans and advances | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(40)	(22)
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	97
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(40)	(119)
Loans and advances | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		97
Loans and advances | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Loans and advances | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 359	£ 393
Proportion of Management adjustments to total impairment allowance	(0.60%)	0.00%
Retail mortgages | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 361	£ 393
Retail mortgages | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)	0
Retail mortgages | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail mortgages | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(2)	0
Retail mortgages | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail mortgages | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 2,525	£ 2,363
Proportion of Management adjustments to total impairment allowance	(1.30%)	230.00%
Retail credit cards | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 2,559	£ 2,309
Retail credit cards | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(34)	54
Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(34)	54
Retail credit cards | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail credit cards | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 166	£ 238
Proportion of Management adjustments to total impairment allowance	(19.90%)	880.00%
Retail other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 199	£ 217
Retail other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(33)	21
Retail other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	2
Retail other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(33)	19
Retail other | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Retail other | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		2
Retail other | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,195	£ 1,317
Proportion of Management adjustments to total impairment allowance	2.40%	(740.00%)
Corporate loans | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,166	£ 1,414
Corporate loans | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	29	(97)
Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	95
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	29	(192)
Corporate loans | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		97
Corporate loans | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		(2)
Corporate loans | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Debt securities and other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 53	£ 41
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Debt securities and other | Impairment allowance pre management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 53	£ 41
Debt securities and other | Management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 0	0
Debt securities and other | Stage 1 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Debt securities and other | Lifetime expected credit losses | Stage 2 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		0
Debt securities and other | Lifetime expected credit losses | Stage 3 | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		£ 0